NORTHERN LIGHTS FUND TRUST II

July 7, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Northern Lights Fund Trust II – Alternative Strategies Mutual Fund

Pre Effective Amendment No. 2 to the Registration Statement on Form N-1A

(File No. 333-174926, CIK No. 0001518042)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust II (the “Trust”), on behalf of Alternative Strategies Mutual Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 2 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on June 28, 2011 (SEC Accession No 0000910472-11-001056).

Questions related to this filing should be directed to David Baum of Alston & Bird LLP at (202) 239-3346 or to me at (631) 470-2600.

Very truly yours,

/s/ James P. Ash

                                                                                                James P. Ash

Secretary

cc:   David J. Baum, Esq.